Loans (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Receivables [Abstract]
Summary of Major Classifications of Loans

Major classifications of loans at June 30, 2015 and December 31, 2014 are summarized as follows.

	June 30, 2015	December 31, 2014
Commercial, financial and agricultural	$141,932	131,657
Factored commercial receivables	75,000	82,600
Real estate - mortgage	636,600	577,268
Real estate - construction	100,928	83,663

Consumer	16,798	13,962

	971,258	889,150
Less: Unearned fees	605	429

Total loans and leases	970,653	888,721
Allowance for loan losses	(9,274)	(9,802)

Total net loans and leases	$961,379	878,919

Major classifications of loans at December 31, 2014 and 2013 are summarized as follows:

	2014	2013
Commercial, financial, and agricultural	$131,657	115,005
Factored commercial receivables	82,600	—
Real estate – mortgage	577,268	403,053
Real estate – construction	83,663	58,372
Consumer	13,962	6,113
Leases	—	6

	889,150	582,549
Less: Unearned fees	429	547

Total loans and leases	888,721	582,002
Allowance for loan losses	(9,802)	(9,119)

Total net loans and leases	$878,919	572,883

Summary of Allowance for Loan Losses and Recorded Investment in Loans by Portfolio Segment

The following table presents the balance in the allowance for loan losses and the recorded investment in loans by portfolio segment and based on impairment method for the periods indicated. Acquired loans are not included in the allowance for loan losses calculation, as these loans are recorded at fair value, and there has been no further indication of credit deterioration that would require an additional provision.

	Commercial,	Factored
	financial and	commercial	Real estate -	Real estate -
Balance, June 30, 2015	agricultural	receivables	mortgage	construction	Consumer	Unallocated	Total
Balance, December 31, 2014	$1,523	955	5,047	647	562	1,068	9,802
Provisions charged to operating expense	25	(148)	1,022	196	(226)	(588)	281
Loans charged off	(1)	(1,095)	(764)	—	(87)	—	(1,947)
Recoveries	36	1,003	49	45	5	—	1,138

Balance, June 30, 2015	$1,583	715	5,354	888	254	480	9,274

Ending balance, individually evaluated for impairment	$—	540	—	—	—	—	540
Ending balance, collectively evaluated for impairment	$1,583	175	5,354	888	254	480	8,734
Loans:
Individually evaluated for impairment	$—	840	2,849	181	30	—	3,900
Collectively evaluated for impairment	$141,720	74,160	628,820	100,413	16,521	—	961,634
Acquired loans with deteriorated credit quality	$212	—	4,931	334	247	—	5,724

	Commercial,	Factored
	financial and	commercial	Real estate -	Real estate -
Balance, June 30, 2014	agricultural	receivables	mortgage	construction	Consumer	Unallocated	Total
Balance, December 31, 2013	$1,398	—	4,449	964	243	2,065	9,119
Provisions charged to operating expense	(263)	—	101	(396)	(169)	727	—
Loans charged off	(3)	—	(227)	—	—	—	(230)
Recoveries	32	—	23	18	12	—	85

Balance, June 30, 2014	$1,164	—	4,346	586	86	2,792	8,974

Ending balance, individually evaluated for impairment	$—	—	—	—	—	—	—
Ending balance, collectively evaluated for impairment	$1,164	—	4,346	586	86	2,792	8,974
Loans:
Individually evaluated for impairment	$—	—	1,195	—	—	—	1,195
Collectively evaluated for impairment	$88,566	—	428,302	64,014	6,513	—	587,395

The following tables present the balance in the allowance for loan losses and the recorded investment in loans by portfolio segment and based on impairment method as of December 31, 2014, 2013 and 2012. The acquired loans are not included in the allowance for loan losses calculation, as these loans are recorded at fair value and there has been no further indication of credit deterioration that would require an additional provision.

	Commercial,	Factored
	financial, and	Commercial	Real estate -	Real estate -
	agricultural	receivables	mortgage	Construction	Consumer	Leases	Unallocated	Total
Balance, December 31, 2014
Balance, beginning of year	$1,398	—	4,449	964	243	—	2,065	9,119
Provisions charged to operating expense	61	978	988	(350)	298	—	(997)	978
Loans charged off	(3)	(656)	(429)	—	—	—	—	(1,088)
Recoveries	67	633	39	33	21	—	—	793

Balance, end of year	$1,523	955	5,047	647	562	—	1,068	9,802

Ending balance, individually evaluated for impairment	$—	473	350	50	—	—	—	873
Ending balance, collectively evaluated for impairment	1,523	482	4,697	597	562	—	1,068	8,929
Loans:
Individually evaluated for impairment	$—	1,605	2,078	198	—	—	—	3,881
Collectively evaluated for impairment	$130,656	80,995	568,363	82,551	13,627	—	—	876,192
Acquired loans with deteriorated credit quality	$1,001	—	6,827	914	335	—	—	9,077

	Commercial,	Factored
	financial, and	Commercial	Real estate -	Real estate -
	agricultural	receivables	mortgage	Construction	Consumer	Leases	Unallocated	Total
Balance, December 31, 2013
Balance, beginning of year	$1,158	—	5,093	497	170	3	3,099	10,020
Provisions charged to operating expense	(47)	—	864	162	58	(3)	(1,034)	—
Loans charged off	(32)	—	(1,557)	—	—	—	—	(1,589)
Recoveries	319	—	49	305	15	—	—	688

Balance, end of year	$1,398	—	4,449	964	243	—	2,065	9,119

Ending balance, individually evaluated for impairment	$—	—	—	—	—	—	—	—
Ending balance, collectively evaluated for impairment	$1,398	—	4,449	964	243	—	2,065	9,119
Loans:
Individually evaluated for impairment	$27	—	3,344	—	—	—	—	3,371
Collectively evaluated for impairment	$114,978	—	399,709	58,372	6,113	6	—	579,178

	Commercial,	Factored
	financial, and	Commercial	Real estate -	Real estate -
	agricultural	receivables	mortgage	Construction	Consumer	Leases	Unallocated	Total
Balance, December 31, 2012
Balance, beginning of year	$1,423	—	5,509	1,071	90	29	2,221	10,343
Provisions charged to operating expense	(435)	—	(397)	(303)	408	(25)	877	125
Loans charged off	(41)	—	(409)	(1,292)	(372)	—	—	(2,114)
Recoveries	211	—	391	1,021	43	—	—	1,666

Balance, end of year	$1,158	—	5,094	497	169	4	3,098	10,020

Ending balance, individually evaluated for impairment	$—	—	—	—	—	—	—	—
Ending balance, collectively evaluated for impairment	$1,158	—	5,094	497	169	4	3,098	10,020
Loans:
Individually evaluated for impairment	$—	—	244	—	—	—	—	244
Collectively evaluated for impairment	$92,147	—	302,873	36,267	10,030	413	—	441,730

Summary of Impaired Loans by Class of Loans

The following tables present impaired loans by class of loans as of June 30, 2015 and December 31, 2014. The purchased credit-impaired loans are not included in these tables because they are carried at fair value and accordingly have no related associated allowance.

		Unpaid		Average
	Recorded	Principal	Related	Recorded
June 30, 2015	Investment	Balance	Allowance	Investment
Impaired loans without related allowance:
Commercial, financial and agricultural	$—	—	—	—
Factored commercial receivables	—	—	—	—
Real estate - mortgage	2,849	5,837	—	2,274
Real estate - construction	181	188	—	60
Consumer	30	31	—	39

Total	$3,060	6,056	—	2,373

Impaired loans with related allowance:
Commercial, financial and agricultural	$—	—	—	—
Factored commercial receivables	840	840	540	1,088
Real estate - mortgage	—	—	—	—
Real estate - construction	—	—	—	—
Consumer	—	—	—	—

Total	$840	840	540	1,088

Total impaired loans:
Commercial, financial and agricultural	$—	—	—	—
Factored commercial receivables	840	840	540	1,088
Real estate - mortgage	2,849	5,837	—	2,274
Real estate - construction	181	188	—	60
Consumer	30	31	—	39

Total	$3,900	6,896	540	3,461

		Unpaid		Average
	Recorded	Principal	Related	Recorded
December 31, 2014	Investment	Balance	Allowance	Investment
Impaired loans without related allowance:
Commercial, financial and agricultural	$—	—	—	24
Factored commercial receivables	—	—	—	—
Real estate - mortgage	1,052	2,030	—	1,770
Real estate - construction	—	—	—	—
Consumer	—	—	—	—

Total	$1,052	2,030	—	1,794

Impaired loans with related allowance:
Commercial, financial and agricultural	$—	—	—	—
Factored commercial receivables	1,605	1,605	473	321
Real estate - mortgage	1,026	1,026	350	205
Real estate - construction	198	198	50	40
Consumer	—	—	—	—

Total	$2,829	2,829	873	566

Total impaired loans:
Commercial, financial and agricultural	$—	—	—	24
Factored commercial receivables	1,605	1,605	473	321
Real estate - mortgage	2,078	3,056	350	1,975
Real estate - construction	198	198	50	40
Consumer	—	—	—	—

Total	$3,881	4,859	873	2,360

The following tables present impaired loans by class of loans as of December 31, 2014 and 2013. The purchased credit-impaired loans are not included in these tables because they are carried at fair value and accordingly have no related associated allowance.

		Unpaid		Average
	Recorded	Principal	Related	Recorded
December 31, 2014	Investment	Balance	Allowance	Investment
Impaired loans without related allowance:
Commercial, financial, and agricultural	$—	—	—	24
Factored commercial receivables	—	—	—	—
Real estate – mortgage	1,052	2,030	—	1,770
Real estate – construction	—	—	—	—
Consumer	—	—	—	—
Leases	—	—	—	—

Total	$1,052	2,030	—	1,794

Impaired loans with related allowance:
Commercial, financial, and agricultural	$—	—	—	—
Factored commercial receivables	1,605	1,605	473	321
Real estate – mortgage	1,026	1,026	350	205
Real estate – construction	198	198	50	40
Consumer	—	—	—	—
Leases	—	—	—	—

Total	$2,829	2,829	873	566

Total impaired loans:
Commercial, financial, and agricultural	$—	—	—	24
Factored commercial receivables	1,605	1,605	473	321
Real estate – mortgage	2,078	3,056	350	1,975
Real estate – construction	198	198	50	40
Consumer	—	—	—	—
Leases	—	—	—	—

Total	$3,881	4,859	873	2,360

		Unpaid		Average
	Recorded	Principal	Related	Recorded
December 31, 2013	Investment	Balance	Allowance	Investment
Impaired loans without related allowance:
Commercial, financial, and agricultural	$27	236	—	2
Real estate – mortgage	3,344	4,429	—	2,075
Real estate – construction	—	—	—	—
Consumer	—	—	—	—
Leases	—	—	—	—

Total	$3,371	4,665	—	2,077

Summary of Aging of Recorded Investment in Past Due and Non-accrual Loan

The following tables present the aging of the recorded investment in past due loans and non-accrual loan balances as of June 30, 2015 and December 31, 2014, by class of loans.

	30-59 Days	60-89 Days	> 90 Days	Total
June 30, 2015	Past Due	Past Due	Past Due	Past Due	Current	Total	Non-accrual
Commercial, financial and agricultural	$—	—	—	—	141,932	141,932	—
Factored commercial receivables	5,697	1,034	145	6,876	68,124	75,000	—
Real estate - mortgage	547	2,427	693	3,667	632,933	636,600	5,216
Real estate - construction	—	—	—	—	100,928	100,928	181
Consumer	48	64	22	134	16,664	16,798	86

Total	$6,292	3,525	860	10,677	960,581	971,258	5,483

	30-59 Days	60-89 Days	> 90 Days	Total
December 31, 2014	Past Due	Past Due	Past Due	Past Due	Current	Total	Non-accrual
Commercial, financial and agricultural	$—	—	—	—	131,657	131,657	—
Factored commercial receivables	6,327	1,013	217	7,557	75,043	82,600	—
Real estate - mortgage	191	1,963	1,572	3,726	573,542	577,268	4,133
Real estate - construction	198	—	—	198	83,465	83,663	676
Consumer	188	—	132	320	13,642	13,962	56

Total	$6,904	2,976	1,921	11,801	877,349	889,150	4,865

The following tables present the aging of the recorded investment in past due loans and non-accrual loan balances as of December 31, 2014 and 2013 by class of loans. All loans greater than 90 days past due are placed on non-accrual status, excluding factored receivables. For CBI’s factored receivables, which are commercial trade credit rather than promissory notes, our practice is to charge off unpaid recourse receivables when they become 90 days past due from the invoice due date and the non-recourse receivables at 120 days past due from the statement billing date. For the recourse receivables, the invoice is charged against the client reserve account established for such purposes, unless the client reserve is insufficient, at which point it is charged against loans.

	30-59 Days	60-89 Days	> 90 Days	Total
December 31, 2014	Past Due	Past Due	Past Due	Past Due	Current	Total	Non-accrual
Commercial, financial, and agricultural	$—	—	—	—	131,657	131,657	—
Factored commercial receivables	6,327	1,013	217	7,557	75,043	82,600	—
Real estate - mortgage	191	1,963	1,572	3,726	573,542	577,268	4,133
Real estate - construction	198	—	—	198	83,465	83,663	676
Consumer	188	—	132	320	13,642	13,962	56
Leases	—	—	—	—	—	—	—

Total	$6,904	2,976	1,921	11,801	877,349	889,150	4,865

	30-59 Days	60-89 Days	> 90 Days	Total
December 31, 2013	Past Due	Past Due	Past Due	Past Due	Current	Total	Non-accrual
Commercial, financial, and agricultural	$—	—	—	—	115,005	115,005	27
Real estate - mortgage	343	—	2,579	2,922	400,131	403,053	3,344
Real estate - construction	—	—	—	—	58,372	58,372	—
Consumer	—	—	—	—	6,113	6,113	—
Leases	—	—	—	—	6	6	—

Total	$343	—	2,579	2,922	579,627	582,549	3,371

Summary of Risk Category of Loans by Class of Loans

As of June 30, 2015 and December 31, 2014, and based on the most recent analysis performed, the risk category of loans by class of loans was as follows.

June 30, 2015	Pass	OAEM	Substandard	Doubtful	Total
Commercial, financial and agricultural	$140,040	212	1,680	—	141,932
Factored commercial receivables	74,160	840	—	—	75,000
Real estate - mortgage	625,335	2,837	3,212	5,216	636,600
Real estate - construction	100,413	—	334	181	100,928
Consumer	16,099	—	613	86	16,798

Total	$956,047	3,889	5,839	5,483	971,258

December 31, 2014	Pass	OAEM	Substandard	Doubtful	Total
Commercial, financial and agricultural	$129,314	1,159	1,184	—	131,657
Factored commercial receivables	80,995	—	—	1,605	82,600
Real estate - mortgage	565,992	4,057	2,803	4,416	577,268
Real estate - construction	82,552	94	254	763	83,663
Consumer	13,192	201	477	92	13,962

Total	$872,045	5,511	4,718	6,876	889,150

As of December 31, 2014 and 2013, and based on the most recent analyses performed, the risk category of loans by class of loans is as follows:

December 31, 2014	Pass	OAEM	Substandard	Doubtful	Total
Commercial, financial, and agricultural	$129,314	1,159	1,184	—	131,657
Factored commercial receivables	80,995	—	—	1,605	82,600
Real estate – mortgage	565,992	4,057	2,803	4,416	577,268
Real estate – construction	82,552	94	254	763	83,663
Consumer	13,192	201	477	92	13,962
Leases	—	—	—	—	—

Total	$872,045	5,511	4,718	6,876	889,150

December 31, 2013	Pass	OAEM	Substandard	Doubtful	Total
Commercial, financial, and agricultural	$111,828	1,257	1,893	27	115,005
Real estate – mortgage	392,568	3,829	3,312	3,344	403,053
Real estate – construction	58,372	—	—	—	58,372
Consumer	6,113	—	—	—	6,113
Leases	6	—	—	—	6

Total	$568,887	5,086	5,205	3,371	582,549